Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Reconciliation of Accounts Receivable - Classified

Accounts receivable consisted of the following at December 31:

	2014	2013
	(In thousands)
Trade receivables	$142,204	$136,359
Other	9,301	10,282
Accounts receivable	151,505	146,641
Less: allowance for returns and doubtful accounts	3,153	3,605
Accounts receivable, net	$148,352	$143,036

Rollforward of Allowance for Doubtful Accounts

The following table shows the changes in our allowance for doubtful accounts:

	2014	2013	2012
	(In thousands)
Balance at January 1,	$2,413	$1,864	$1,441
Additions charged to expense	(274)	900	751
Deductions (write-offs, net of recoveries)	(405)	(351)	(328)
Balance at December 31,	$1,734	$2,413	$1,864

Estimated Useful Lives of Assets

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. The estimated lives of the various classes of assets are as follows:

Buildings and improvements	20 to 40 years
Machinery and equipment	3 to 10 years
Furniture and fixtures	3 to 5 years
Leasehold improvements	The shorter of the estimated useful life or the remaining lease term

Reconciliation of Weighted Average Common Shares Used in Calculation of Basic and Diluted EPS

The table below presents a reconciliation of weighted average common shares used in the calculation of basic and diluted EPS for the years ended December 31:

	2014	2013	2012
	(In thousands)
Weighted average shares for basic EPS	98,050	96,449	95,463
Dilutive effect of options	2,472	—	—
Weighted average shares for diluted EPS	100,522	96,449	95,463

Schedule of Fair Value Option Award of Weighted Average Assumptions

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions for the year ended December 31:

	2014	2012
Expected life	5.8 years	6.0 years
Expected volatility	92.1%	94.4%
Expected dividend yield	0.00%	0.00%
Risk-free rate	1.83%	1.18%